SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2016 and 2015, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2016	2015
150,000,000 (2015: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2016	2015
101,080,673 (2015: 93,546,663) outstanding issued common shares of $1.00 each	101,081	93,547

Weighted average assumptions used
The weighted average assumptions as at grant date are noted in the table below:

	2016	2015	2014
Risk free interest rate	1.8%	1.8%	1.8%
Expected volatility of common stock	55.0%	53.1%	53.6%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	5.0 years	5.0 years	5.0 years

Summary of stock option activity
A summary of option activity as at December 31, 2016 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2015	2,195	$52.02	3.9
Exercised during the year	(77)	$2.65
Forfeited during the year	(173)	$56.88
Granted during the year	1,890	$26.21
Options outstanding at December 31, 2016	3,835	$39.81	3.9

Options exercisable at:
December 31, 2016	108	$2.84	0.83
December 31, 2015	190	$3.97	0.87
December 31, 2014	317	$4.09	1.83